Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2018
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Movement of Debt and Equity
The debt movement of the convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	4,000	(4,000)	425	425
Amortization (Note 11)	-	-	214	214
Balance, June 30, 2017	4,000	(4,000)	639	639
Additions	13,750	(10,389)	-	3,361
Amortization (Note 11)	-	-	578	578
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 11)	-	-	1,011	1,011
Balance, June 30, 2018	17,750	(14,389)	2,228	5,589

The equity movement of the convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2016	3,800
Balance, June 30, 2017	3,800
Additions	10,389
Balance, December 31, 2017	14,189
Balance, June 30, 2018	14,189

Revolving Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Movement of Debt and Equity
The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	534	534
Balance, June 30, 2017	21,165	(21,165)	1,406	1,406
Amortization	-	-	801	801
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Amortization (Note 11)	-	-	1,073	1,073
Balance, June 30, 2018	21,165	(21,165)	3,280	3,280

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2016	21,165
Balance, June 30, 2017	21,165
Balance, December 31, 2017	21,165
Balance, June 30, 2018	21,165